--------------------------------------------------------------------------------

                            AEW COMMERCIAL MORTGAGE
                             SECURITIES FUND, INC.

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Norton H. Reamer           Peter M. Whitman, Jr.
Director, President        Director
and Chairman
                           William H. Park
Mary Rudie Barneby         Vice President and
Director and               Assistant Treasurer
Executive Vice President
                           Karl O. Hartmann
John T. Bennett, Jr.       Secretary
Director
                           Robert R. Flaherty
J. Edward Day              Treasurer
Director
                           Harvey M. Rosen
Philip D. English          Assistant Secretary
Director

William A. Humenuk
Director

--------------------------------------------------------------------------------

INVESTMENT ADVISER
 Aldrich, Eastman & Waltch L.P.
 225 Franklin Street, Boston, MA 02110

--------------------------------------------------------------------------------

ADMINISTRATOR
 The Chase Manhattan Bank, N.A.
 73 Tremont Street, Boston, MA 02108-3913

--------------------------------------------------------------------------------

CUSTODIAN
 Morgan Guaranty Trust Company of New York
 60 Wall Street, New York, NY 10260

--------------------------------------------------------------------------------

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young
 2600 One Commerce Square Philadelphia, PA 19103

--------------------------------------------------------------------------------

INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 160 Federal Street
 Boston, MA 02110

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                AEW COMMERCIAL
                                   MORTGAGE
                                  SECURITIES
                                  FUND, INC.


--------------------------------------------------------------------------------



                                 ANNUAL REPORT
                                OCTOBER 31, 1995

AEW COMMERCIAL MORTGAGE SECURITIES FUND, INC.

Dear Shareholder:

Enclosed please find the annual report for the AEW Commercial Mortgage Securities Fund, Inc. (the "Fund"). This report covers the period from inception (December 21, 1994) through October 31, 1995. Provided below is an overview of the Fund's performance and some of the economic and market conditions that impacted returns over the subject period.

The Fund is a non-diversified, closed-end management investment company which was initially capitalized with the sale of 10,011,100 shares of common stock which generated proceeds of $100,111,000. There are limited restrictions on the credit quality of the Fund's investments. The weighted average credit quality of the Fund will be BB- (Ba3) or better based on ratings from the nationally-recognized credit ratings agencies. The Fund's portfolio currently has a BBB average credit rating.

As of October 31, 1995, the Fund had purchased investments in Commercial Mortgage-Backed Securities ("CMBS") with a net investment value of $82.6 million ($96.3 million face amount). Investments totaling $44.2 million in face value were purchased since the last report dated as of April 30, 1995, including; (i) $3 million of the BBB tranche and $2 million of the BB+ tranche of the RTC 1995 C1 transaction, which are backed by a diverse pool of 1,125 commercial and multi-family performing loans; (ii) $14.6 million of ASW 1995 C1 Class B3 rated BB, $11.7 million of ASW 1995 C1 Class B4 rated B; (iii) $3.3 million Asset Securities Corporation 1995 Class A4 rated BBB; (iv) $4.6 million Mortgage Capital Funding 1995-MCI Class A4 rated BBB; (v) $3.0 million of LB Mortgage Trust 1992 M1 Class B rated BBB and; (vi) $2 million of MLMI 95 C2 Class D rated BBB. The Fund's remaining $31.7 million was invested in U.S. Treasuries and short-term investments.

Portfolio Performance

The CMBS portion of the Fund's portfolio currently has a BB average credit rating, a 4.92 year modified adjusted duration, and a pricing yield of 11.64% (which is approximately 570 basis points above U.S. Treasuries and 290 basis points above the Lehman Brothers BB Corporate Bond Index). The CMBS held by the Fund are backed by mortgage loans secured by apartments (53%), retail (24%), office (11%), industrial (3%), hospitality (3%) and other property types (6%). By state, the mortgage collateral is located in Texas (21%), Florida (10%), Indiana (4%), Illinois (4%), California (14%), and Michigan (4%), with the remainder (43%) disbursed throughout 38 other states.

For the period from inception (December 21, 1994) through October 31, 1995, the Fund generated a return of 15.69% after fees. This was below our benchmark, the Lehman Brothers BB Corporate Bond Index (the "Index"), which generated a return of 18.04%. (Returns for the Index have been calculated excluding the partial period December 21 through December 31, 1994.) The performance since inception lags the benchmark by 235 basis points due to the high percentage of U.S. Treasury bond holdings during the Fund's initial investment phase.

The CMBS Market

The continued growth in demand for investment-grade CMBS caused pricing yield spreads on certificates rated AAA through AA to tighten by approximately 20 basis points during the year. In our view, this was partially due to the relaxation of NAIC risk-based capital standards and a more general thirst for yield. While spread tightening in the AAA and AA rated sector has continued throughout 1995, the recently increasing demand from insurance companies for A and BBB rated CMBS caused a tightening of approximately 15 to 20 basis points in this sector of the credit spectrum. For at least two of the largest CMBS transactions completed in September, spreads tightened dramatically as insurers entered bidding wars in an effort to purchase the entire A, BBB, and BBB- rated tranches. With most insurance companies reluctant to purchase below-investment grade CMBS, pricing of high-yield CMBS remained unchanged.

Aldrich, Eastman & Waltch, L.P.


/s/ Clifford M. Brown


Clifford M. Brown
Director

                        DEFINITION OF COMPARATIVE INDEX
                        -------------------------------

Lehman Brothers BB Corporate Bond Index--includes all fixed-rate issues with a maximum quality rating of Ba1 or lower by Moody's Investors Service ("Moody's") and a minimum of $100 million in outstanding principal. If a Moody's rating is unavailable, the issues must be rated BB+ or lower by Standard & Poor's Corporation or by another rating service. The bonds must have at least one year to maturity and be non-callable.

Comparisons of performance assume reinvestment of dividends.

Please note that one cannot invest in an unmanaged index.

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. Without the Adviser's temporary fee waiver, total returns for the Fund would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

AEW COMMERCIAL MORTGAGE SECURITIES FUND, INC.
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS
October 31, 1995

                                                                FACE
                                                               AMOUNT   VALUE
                                                                (000)   (000)+
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (71.3%)
-------------------------------------------------------------------------------
FINANCIAL SERVICES (71.3%)
 #*++American Southwest Financial Securities Corp.,
      1995-C1 Class B3 9.872%, 6/17/05 (acquired 8/2/95, Cost
      $13,021)................................................ $14,600 $ 13,108
 #*++American Southwest Financial Securities Corp.,
      1995-C1 Class B4 9.872%, 6/17/05 (acquired 8/2/95, Cost
      $9,061).................................................  11,700    9,133
 #*++Asset Securitization Corp.,
      1995-D1 Class A4 7.59%, 7/11/25 (acquired 8/4/95, Cost
      $3,031).................................................   3,326    3,146
 #*++Bellaire Finance Corp.,
      REMIC Class D 9.90%, 2/1/08 (acquired 1/24/95, Cost
      $2,998).................................................   3,000    3,120
 #*++Bellaire Finance Corp.,
      REMIC Class E 12.74%, 2/1/08 (acquired 1/24/95, Cost
      $1,798).................................................   1,738    1,808
 #*++CS First Boston Mortgage Securities Corp. & DLJ Mortgage
      Acceptance Corp., REMIC 1995-TI Class D 8.37%, 2/25/10
      (acquired 2/23/95, Cost $4,580).........................   5,839    4,938
 #*++CS First Boston Mortgage Securities Corp. & DLJ Mortgage
      Acceptance Corp., REMIC 1995-TI Class E 8.37%, 2/25/10
      (acquired 2/23/95, Cost $7,676).........................  11,087    8,293
 #*++CS First Boston Mortgage Securities Corp. & DLJ Mortgage
      Acceptance Corp., REMIC 1995-TI Class F 8.37%, 2/25/10
      (acquired 2/23/95, Cost $3,959).........................   9,425    3,969
   ++Federal Deposit Insurance Corp.,
      REMIC Trust 1994-C1 Class IIE 8.70%, 9/25/25............   3,035    3,117
   ++Kidder Peabody Acceptance Corp.,
      REMIC 1993-M1 Class C 7.15%, 4/25/25....................   2,000    1,844
   ++LB Mortgage Trust,
      1992-M1 Class B 8.00%, 2/25/24..........................   3,000    2,996
 #*++Lennar Central Partners, L.P.,
      1994-1, Class E 10.92%, 9/15/04 (acquired 1/20/95, Cost
      $4,795).................................................   5,000    5,025
 #*++Lennar U.S. Partners, L.P.,
      1995-1 Class D 8.05%, 5/15/03 (acquired 4/18/95, Cost
      $3,978).................................................   4,000    4,014
 #*++Lennar U.S. Partners, L.P.,
      1995-1 Class E 9.75%, 5/15/05 (acquired 4/18/95, Cost
      $1,989).................................................   2,000    2,004
 #*++Lennar U.S. Partners, L.P.,
      1995-1 Class F 11.70%, 5/15/05 (acquired 4/18/95, Cost
      $3,979).................................................   4,000    4,030
   ++Merrill Lynch Mortgage Investors, Inc.,
      1995-C2 Class D 8.15%, 6/15/21..........................   1,999    2,031
   ++Mortgage Capital Funding, Inc.,
      1995-MC1 Class A4 8.35%, 5/25/27........................   4,576    4,713
   ++Resolution Trust Corp.,
      1995-C1 Class D 6.90%, 2/25/27..........................   2,000    1,863

    The accompanying notes are an integral part of the financial statements.

AEW COMMERCIAL MORTGAGE SECURITIES FUND, INC.
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995

                                                               FACE
                                                              AMOUNT   VALUE
                                                               (000)   (000)+
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONTINUED)
-------------------------------------------------------------------------------
 ++Resolution Trust Corp.,
  1995-C1 Class E 6.90%, 2/25/27............................. $ 2,952 $  2,415
 #*++SKW II Real Estate, L.P.,
  Class D 9.30%, 4/15/05 (acquired 4/20/95, Cost $1,000).....   1,000    1,003
-------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (COST $80,437)..............................................           82,570
-------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (26.0%)
-------------------------------------------------------------------------------
U.S. TREASURY NOTES (26.0%)
 7.375%, 11/15/97............................................     500      516
 7.75%, 11/30/99.............................................  19,850   21,224
 7.875%, 11/15/04............................................   7,440    8,370
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
 (COST $27,860)..............................................           30,110
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.4%)
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT (1.4%)
  J.P. Morgan Securities, Inc. 5.35%, dated 10/31/95, due
   11/1/95, to be repurchased at $1,615, collateralized by
   $1,463 United States Treasury Bonds, 7.25%, due 5/15/16,
   valued at $1,648 (COST $1,615)............................   1,615    1,615
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.7%)
 (COST $109,912).............................................          114,295
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.3%)
-------------------------------------------------------------------------------
 Cash........................................................                1
 Interest Receivable.........................................            1,668
 Receivable for Investments Sold.............................               16
 Other Assets................................................               51
 Payable for Investment Advisory Fees........................             (201)
 Payable for Audit Fees......................................              (17)
 Payable for Administrative Fees.............................              (11)
 Payable for Custodian Fees..................................               (4)
 Payable for Directors' Fees.................................               (1)
 Other Liabilities...........................................               (1)
                                                                      --------
                                                                         1,501
-------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

AEW COMMERCIAL MORTGAGE SECURITIES FUND, INC.
FINANCIAL STATEMENTS
STATEMENT OF NET ASSETS--(CONTINUED)
October 31, 1995

                                                                        (000)
-------------------------------------------------------------------------------
NET ASSETS (100%)
 Applicable to 10,704,341 outstanding $0.01 par value shares
  (15,000,000 shares authorized)...................................... $115,796
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE............................................. $  10.82
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

+  See Note A to Financial Statements
#  144A Security. Certain conditions for public sale may exist.
* Restricted as to public resale. Value of restricted securities at October 31, 1995 was approximately $63,591, or 54.9% of net assets. (Cost $61,865)
++ Security is deemed illiquid.
   REMIC--Real Estate Mortgage Investment Conduit



   The accompanying notes are an integral part of the financial statements.

AEW COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENT OF OPERATIONS

                                                               PERIOD FROM
                                                           DECEMBER 21, 1994**
(In Thousands)                                             TO OCTOBER 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest.................................................           $     8,517
EXPENSES
 Investment Advisory Fees--Note B
  Basic Fee............................................... $    608
  Less: Fee Waived........................................      (50)         558
                                                           --------
 Administrative Fees--Note C..............................                   107
 Custodian Fees...........................................                    21
 Audit Fees...............................................                    17
 Legal Fees...............................................                     5
 Directors' Fees--Note E..................................                     5
 Other Expenses...........................................                    36
--------------------------------------------------------------------------------
  Net Expenses............................................                   749
--------------------------------------------------------------------------------
NET INVESTMENT INCOME.....................................                 7,768
--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS..........................                 3,534
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS......                 4,383
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS...................................                 7,917
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......               $15,685
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

** Commencement of Operations



    The accompanying notes are an integral part of the financial statements.

AEW COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                 PERIOD FROM
                                                             DECEMBER 21, 1994**
(In Thousands)                                               TO OCTOBER 31, 1995
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income.....................................       $  7,768
 Net Realized Gain.........................................          3,534
 Net Change in Unrealized Appreciation.....................          4,383
--------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations.....         15,685
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income.....................................         (7,328)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
 Issued--Regular...........................................        100,111
   --In Lieu of Cash Distributions.........................          7,328
--------------------------------------------------------------------------------
  Net Increase from Capital Share Transactions.............        107,439
--------------------------------------------------------------------------------
  Total Increase...........................................        115,796
Net Assets:
 Beginning of Period.......................................            --
--------------------------------------------------------------------------------
 End of Period (2).........................................       $115,796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(1)Shares Issued and Redeemed:
Shares Issued..............................................         10,011
In Lieu of Cash Distributions..............................            693
                                                                  --------
                                                                    10,704
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2)Net Assets Consist of:
Paid in Capital............................................       $107,439
Undistributed Net Investment Income........................            440
Accumulated Net Realized Gain..............................          3,534
Unrealized Appreciation....................................          4,383
                                                                  --------
                                                                  $115,796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

** Commencement of Operations


    The accompanying notes are an integral part of the financial statements.

AEW COMMERCIAL MORTGAGE SECURITIES FUND, INC.
STATEMENT OF CASH FLOWS

                                                                 PERIOD FROM
                                                             DECEMBER 21, 1994**
(In Thousands)                                               TO OCTOBER 31, 1995
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
 Proceeds from Sales of Investments........................       $  76,193
 Purchases of Investments..................................        (180,585)
 Net Increase in Short-Term Investments....................          (1,615)
 Interest Income Received..................................           6,462
 Operating Expenses Paid...................................            (565)
--------------------------------------------------------------------------------
 Net Cash Used for Operating Activities....................        (100,110)
--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Fund Shares Sold..........................................         100,111
--------------------------------------------------------------------------------
 Net Cash Provided by Financing Activities.................         100,111
--------------------------------------------------------------------------------
 Net Increase in Cash......................................               1
CASH AT BEGINNING OF PERIOD................................              --
--------------------------------------------------------------------------------
CASH AT END OF PERIOD......................................              $1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting From Operations......       $  15,685
 Net (Purchases) Sales of Investments......................        (105,991)
 Net Realized Gain on Investments..........................          (3,534)
 Change in Unrealized Appreciation.........................          (4,383)
 Net Increase in Receivables Pertaining to Investing and
  Operating Activities.....................................          (1,735)
 Net Increase in Payables Pertaining to Investing and
  Operating Activities.....................................             235
 (Accretion)/Amortization and Other Non-Cash Income........            (387)
--------------------------------------------------------------------------------
 Net Cash Used for Operating Activities....................       $(100,110)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

** Commencement of Operations


    The accompanying notes are an integral part of the financial statements.

AEW COMMERCIAL MORTGAGE SECURITIES FUND, INC.
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 PERIOD FROM
                                                             DECEMBER 21, 1994**
                                                                     TO
                                                              OCTOBER 31, 1995
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income......................................          0.75+
 Net Realized and Unrealized Gain...........................          0.78
--------------------------------------------------------------------------------
  Total From Investment Operations..........................          1.53
--------------------------------------------------------------------------------
DISTRIBUTIONS:
 Net Investment Income......................................         (0.71)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................      $  10.82
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN:
 Net Asset Value (1)........................................         15.69%++
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).......................      $115,796
Ratio of Net Expenses to Average Net Assets.................          0.80%*+
Ratio of Net Investment Income to Average Net Assets........          8.30%*+
Portfolio Turnover Rate.....................................            72%
--------------------------------------------------------------------------------

*   Annualized
**  Commencement of Operations
+ Net of voluntarily waived fees of $.005 per share for the period ended October 31, 1995.
++ Total return would have been lower had certain fees not been waived during the period.
(1) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested. The Fund's shares are issued in a private placement and are not traded, therefore market value total investment return is not calculated.

   The accompanying notes are an integral part of the financial statements.

                 AEW COMMERCIAL MORTGAGE SECURITIES FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS

  AEW Commercial Mortgage Securities Fund, Inc. (the "Fund") was organized on December 15, 1994 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund began operations on December 21, 1994.

  The Fund's common stock is not registered under the Securities Act of 1933. The Fund may be converted at any time to an open-end investment company by an amendment to its Articles of Incorporation.

  A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements.

    1. SECURITY VALUATION: Commercial mortgage-backed securities and other fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service which uses information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

    The value of collateralized mortgage obligations for which no quotations are readily available are determined in good faith at fair value using methods approved by the Board of Directors. Quotations obtained from one or more principal market makers are used to value the securities and are reviewed by the investment adviser based on factors including yield, duration, weighted average life and spread in relation to treasury securities. At October 31, 1995, prices of securities, whose total value represented 71% of net assets, were available only from a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

    2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    At October 31, 1995, the Fund's cost for Federal income tax purposes was $109,913,000. Net unrealized appreciation for Federal income tax purposes aggregated $4,382,000, of which $4,466,000 related to appreciated securities and $84,000 related to depreciated securities.

    3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Fund's custodian bank takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    4. RESTRICTED SECURITIES: The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense and prompt sale at an acceptable price may be difficult.

                 AEW COMMERCIAL MORTGAGE SECURITIES FUND, INC.

    5. DISTRIBUTIONS TO SHAREHOLDERS: Any distributions from net investment income are declared and paid monthly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gains distributions are automatically reinvested in additional shares. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distribution in shares of the Fund's common stock.

    The amount and character of income and capital gains distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

    6. OTHER: Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are determined based on the specific identification method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Additionally, certain expenses are apportioned among the Fund and the portfolios of the UAM Funds, Inc. and the UAM Funds Trust (collectively the "UAM Funds"), affiliated open-end management investment companies, based on their relative net assets.

  B. ADVISORY SERVICES. Under the terms of an Investment Advisory Agreement, Aldrich, Eastman & Waltch, L.P. ("AEW" or the "Adviser") provides investment advisory services to the Fund for a fee calculated at an annual rate of 0.65% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees in order to keep the Fund's total annual operating expenses from exceeding 0.80% of average daily net assets. United Asset Management Corporation ("UAM") is a limited partner of the Adviser.

  C. ADMINISTRATIVE SERVICES. Effective September 1, 1995, The Chase Manhattan Bank, N.A., through its affiliate Chase Global Funds Services Company ("CGFSC") (the "Administrator"), formerly Mutual Funds Service Company ("MFSC"), provides administrative, fund accounting, dividend disbursing and transfer agent services to the Fund and the UAM Funds under an Administration Agreement (the "Agreement"). Pursuant to the Agreement, the Administrator is entitled to receive annual fees, computed daily and payable monthly, based on the combined aggregate average daily net assets of the Fund and the UAM Funds, as follows: 0.20% of the first $200 million of the combined aggregate net assets; plus 0.12% of the next $800 million of the combined aggregate net assets; plus 0.08% of the combined aggregate net assets in excess of $1 billion but less than $3 billion; plus 0.06% of the combined aggregate net assets in excess of $3 billion. The fees are allocated among the Fund and the portfolios of the UAM Funds on the basis of their relative net assets and are subject to a graduated minimum fee schedule per portfolio which rises from $2,000 per month upon inception of a portfolio to $70,000 annually after two years. In addition, the Fund is charged certain out of pocket expenses by the Administrator. Prior to September 1, 1995, MFSC was an affiliate of the United States Trust Company of New York and provided administrative services to the Fund and the UAM Funds under the same terms, conditions and fees as stated above.

  D. PURCHASES AND SALES. During the period from December 21, 1994 to October 31, 1995, the Fund made purchases of $77,377,000 and sales of $110,000 of investment securities other than U.S. Government and

                 AEW COMMERCIAL MORTGAGE SECURITIES FUND, INC.

Agency and short-term securities. Purchases and sales of long-term U.S. Government and Agency securities totaled $103,208,000 and $76,099,000, respectively.

  E. DIRECTORS' FEES. Each director, who is not an officer or affiliated person, receives $2,000 per meeting attended, which is allocated proportionally among the Fund and the active portfolios of the UAM Funds, plus a quarterly retainer of $150 and reimbursement of expenses incurred in attending Board meetings.

  F. REPURCHASE OF SHARES. The Fund may periodically make a tender offer to repurchase its outstanding shares of common stock at a price equal to the net asset value at the time of repurchase. The Fund may elect to make such tender offer to all shareholders not earlier than two years after another such offer.

  G. OTHER. At October 31, 1995, 99.9% of the total shares outstanding were held by one record shareholder.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors
and Shareholders of
AEW Commercial Mortgage Securities Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the AEW Commercial Mortgage Securities Fund, Inc. (the "Fund"), at October 31, 1995, and the results of its operations, the changes in its net assets, the cash flows and the financial highlights for the period December 21, 1994 (commencement of operations) through October 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1995 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

As explained in Note A, the financial statements include securities valued at $82,570,000 (71 percent of net assets), whose values have been determined in good faith at fair value using procedures approved by the Board of Directors. We have reviewed the procedures approved by the Board of Directors in valuing such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, these values may differ significantly from what would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

Price Waterhouse LLP

Boston, Massachusetts
December 14, 1995

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